Note 8 - Fixed Assets (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Depreciation	$ 345,000	$ 238,000	$ 294,000	$ 381,000
Property, Plant and Equipment, Disposals				$ 5,973,000